Segment information and geographic data	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information and geographic data

The Group has two segments: Internet of Things (“IoT”, previously referred to as “Semiconductors”) and managed Public Key Infrastructure (“mPKI”, previously referred to as “Others”). The Group’s chief operating decision maker, who is its Chief Executive Officer, reviews financial performance according to these two segments for purposes of allocating resources and assessing budgets and performance.

The IoT segment encompasses the design, manufacturing, sales and distribution of microprocessors operations. The mPKI segment includes all operations relating to the provision of secured access keys, authentication, signing software, certificates and digital security applications.

12 months to December 31,	2019			2018			2017
USD'000	IoT	mPKI	Total	IoT	mPKI	Total	IoT	mPKI	Total
Revenues from external customers	20,504	2,148	22,652	29,404	4,876	34,280	30,435	3,239	33,674
Intersegment revenues	344	6,169	6,513	725	2,563	3,288	209	1,496	1,705
Interest revenue	36	38	74	37	167	204	-	-	-
Interest expense	29	695	724	275	2,608	2,883	224	20	244
Depreciation and amortization	1,298	57	1,355	1,299	16	1,315	1,542	1,043	2,585
Segment income /(loss) before income taxes	130	(22,837)	(22,707)	(1,232)	(8,466)	(9,698)	4,214	(14,188)	(9,974)
Profit / (loss) from intersegment sales	16	294	310	35	122	157	10	71	81
Income tax recovery /(expense)	-	(13)	(13)	2	(55)	(53)	109	(180)	(71)
Other significant non cash items
Share-based compensation expense	-	5,414	5,414	-	1,660	1,660	-	2,232	2,232
Gain/(loss) on derivative liability	-	214	214	-	-	-	-	(98)	(98)
Interest and amortization of debt discount and expense	-	742	742	-	150	150	-	(543)	(543)
Segment assets	15,794	29,919	45,713	19,082	52,675	71,757	19,578	33,590	53,168

12 months to December 31,	2019	2018	2017
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	29,165	37,568	35,379
Elimination of intersegment revenue	(6,513)	(3,288)	(1,705)
Total consolidated revenue	22,652	34,280	33,674

Loss reconciliation
Total profit / (loss) from reportable segments	(22,707)	(9,698)	(9,974)
Elimination of intersegment profits	(310)	(157)	(81)
Loss before income taxes	(23,017)	(9,855)	(10,055)

As at December 31,	2019	2018	2017
	USD'000	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	45,713	71,757	53,168
Elimination of intersegment receivables	(6,794)	(6,430)	(6,414)
Elimination of intersegment investment and goodwill	10,985	(19,533)	(10,907)
Total assets held for sale from discontinued operations	-	32,659	31,309
Consolidated total assets	49,904	78,453	67,156

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region from continuing operations	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Switzerland	2,137	2,512	4,629
Rest of EMEA*	8,046	14,122	11,342
North America	9,691	15,165	12,714
Asia Pacific	2,504	2,306	3,664
Latin America	274	175	1,325
Total Net sales from continuing operations	22,652	34,280	33,674

* EMEA includes Europe, Africa and the Middle-East

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2019	2018
Switzerland	44	57
Rest of EMEA*	1,742	2,289
North America	1	1
Asia Pacific	14	23
Total Property, plant and equipment, net of depreciation	1,801	2,370

* EMEA includes Europe, Africa and the Middle-East